Document And Entity Information	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	Cineverse Corp.
Entity Central Index Key	0001173204
Entity Emerging Growth Company	false
Securities Act File Number	001-31810
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3720962
Entity Address, Address Line One	244 Fifth Avenue, Suite M289
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	CLASS A COMMON STOCK, PAR VALUE $0.001 PER SHARE
Trading Symbol	CNVS
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") is being filed as an amendment to the Current Report on Form 8-K filed by Cineverse Corp. on August 14, 2023 (the "Original Form 8-K"). The purpose of this Amendment is to solely correct the Date of Report and the description of the link to Exhibit 99.1. No other changes are being made to the Original Form 8-K.